PACE® Select Advisors Trust

Summary Prospectus Supplement | August 12, 2022

Supplement to the summary prospectus relating to Class A and Class Y shares (the "Summary Prospectus"), dated November 26, 2021, as supplemented.

Includes:

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust, regarding the portfolio management teams of Allspring Global Investments, LLC and PCJ Investment Counsel Ltd., each a subadvisor to the fund.

Effective immediately, the Summary Prospectus is hereby revised as follows:

All references to Dennis Bein as a portfolio manager for Allspring Global Investments, LLC's portion of the fund in the Summary Prospectus are hereby deleted.

All references to Jenny Yan as a portfolio manager for PCJ Investment Counsel Ltd.'s portion of the fund in the Summary Prospectus are hereby deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1188

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